Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Income - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Statements of Income [Line Items]
Equity income (loss) of subsidiaries	¥ (4,915)	$ (692)	¥ 198,340	¥ 267,436
General administrative expense and others	(14,923)	(2,102)	(21,377)	(33,473)
Research and development expenses	(5,496)	(774)	(6,522)	(13,946)
Change in fair value of warrant liabilities	170	24	10,776	(16,421)
Change in fair value of contingent consideration	(5,624)	(792)	13,071	(33,584)
Net income (loss)	(30,788)	(4,336)	194,288	170,012
Other comprehensive income (loss) - foreign currency translation adjustment	(105)	(15)	955	2,313
Comprehensive income (loss) attributable to the Company’s shareholders	¥ (30,893)	$ (4,351)	¥ 195,243	¥ 172,325